Schedule of Balances with Related Parties (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total amount due to a related party		$ 358,626
The Sire Group Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Total amount due to a related party		$ 358,626